SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9 – SUBSEQUENT EVENTS

On July 4, 2025, the United States enacted tax reform legislation through the One Big Beautiful Bill Act, which changes existing U.S. tax laws, including extending or making permanent certain provisions of the Tax Cuts and Jobs Act, repealing certain clean energy initiatives, in addition to other changes. The Company is still in the process of evaluating the impact of this new legislation to provision for income taxes, deferred tax assets, deferred tax liabilities, and to income taxes payable in the period of enactment and will continue to assess the impact the new legislation will have on the consolidated financial statements.